Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Fixed Income Opportunities Fund

Kevin Bliss and Thomas J. Sweeney have been added as portfolio managers of the fund and, together with John D. Ryan and Roger Douglas, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Fixed Income Opportunities Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John D. Ryan and Roger Douglas is provided as of October 31, 2016, and the information for Kevin Bliss and Thomas J. Sweeney is provided as of June 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
John D. Ryan	$0	$10,001 - $50,000
Roger Douglas	$0	$10,001 - $50,000
Kevin Bliss	$0	$0
Thomas J. Sweeney	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	11	$5,430,681,719	0	$0
Roger Douglas	0	$0	0	$0
Kevin Bliss	0	$0	0	$0
Thomas J. Sweeney	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Roger Douglas	6	$1,332,647,408	0	$0
Kevin Bliss	0	$0	0	$0
Thomas J. Sweeney	0	$0	0	$0

September 21, 2017

SAISTKR-372

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Roger Douglas	0	$0	0	$0
Kevin Bliss	0	$0	0	$0
Thomas J. Sweeney	21	$2,105,585,019	0	$0

Please Retain This Supplement for Future Reference